Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon exercise of share options	210,683	42,815	212,019	42,840	114,065	50,594	55,998
Shares issuable upon vesting of non-vested shares				1,015	450	29,401	39,262
Shares issuable upon conversion of Series						16,304	195,653
Shares issuable upon conversion of noncontrolling interests of a subsidiary					107,650	107,650	67,694
Shares issuable upon conversion of Series B1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series						8,137	97,642
Shares issuable upon conversion of Series B2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	53,319	53,319	53,319	53,319	53,319	53,319	53,319
Shares issuable upon conversion of Series C1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	166,950	166,950	166,950	166,950	166,950	153,038
Shares issuable upon conversion of Series C2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	126,345	126,345	126,345	126,345	126,345	115,816
Shares issuable upon conversion of Series EEL/D1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	139,186	139,186	139,186	139,186	139,186	139,186	139,186
Shares issuable upon conversion of Series D2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	102,512	102,512	102,512	102,512	102,512	102,512	17,085